Financial Instruments and Derivatives - Effect of Derivative Instruments on Financial Performance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Foreign exchange contracts [Member] | Net sales [Member]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 5,928	$ (3,914)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	4,603	336
Foreign exchange contracts [Member] | Cost of sales [Member]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	2,996	(870)
Foreign exchange contracts [Member] | Cost of sales [Member] | Derivatives not designated as hedging instruments [Member]
Gain or (Loss) Recognized	(235)	1,414
Foreign exchange contracts [Member] | Selling, general and administrative [Member] | Derivatives not designated as hedging instruments [Member]
Gain or (Loss) Recognized	(58)	40
Commodity contracts [Member] | Cost of sales [Member]
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	488	1,891
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	5,455	5,639
Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)	$ 13	$ (35)